Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2011
Schedule IV - Reinsurance
Schedule IV - Reinsurance

Union Security Insurance Company
For the Years Ended December 31, 2011
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$71,604,673	$11,811,625	$6,534,460	$66,327,508	9.9%
Premiums:
Life insurance	$285,047	$94,132	$15,746	$206,661	7.6%
Accident and health insurance	763,888	95,513	178,146	846,521	21.0%
Total earned premiums	$1,048,935	$189,645	$193,892	$1,053,182	18.4%
Benefits:
Life insurance	$429,977	$272,036	$35,744	$193,685	18.5%
Accident and health insurance	590,219	138,784	164,428	615,863	26.7%
Total policyholder benefits	$1,020,196	$410,820	$200,172	$809,548	24.7%

Union Security Insurance Company
For the Years Ended December 31, 2010
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$72,241,115	$12,791,301	$6,579,297	$66,029,111	10.0%
Premiums:
Life insurance	$292,452	$98,636	$17,758	$211,574	8.4%
Accident and health insurance	790,023	92,825	207,475	904,673	22.9%
Total earned premiums	$1,082,475	$191,461	$225,233	$1,116,247	20.2%
Benefits:
Life insurance	$426,739	$279,406	$33,647	$180,980	18.6%
Accident and health insurance	852,677	382,685	187,083	657,075	28.5%
Total policyholder benefits	$1,279,416	$662,091	$220,730	$838,055	26.3%

Union Security Insurance Company
For the Years Ended December 31, 2009
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$74,478,037	$14,220,902	$8,661,374	$68,918,509	12.6%
Premiums:
Life insurance	$314,216	$112,043	$11,258	$213,431	5.3%
Accident and health insurance	843,340	89,845	125,586	879,081	14.3%
Total earned premiums	$1,157,556	$201,888	$136,844	$1,092,512	12.5%
Benefits:
Life insurance	$457,403	$290,203	$31,302	$198,502	15.8%
Accident and health insurance	678,945	139,858	111,942	651,029	17.2%
Total policyholder benefits	$1,136,348	$430,061	$143,244	$849,531	16.9%